Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [abstract]
Schedule of Income Tax Reconciliation

	Years ended December 31,
	2021	2020
Net income before tax	$107,180	$58,955
Statutory tax rate	27.0%	27.0%
Anticipated income tax at statutory rates	28,939	15,918
Non-deductible expenditures (deductible expenditures)	(5,535)	1,326
Differences between Canadian and foreign tax rates	4,392	1,284
Changes in estimate	(93)	(192)
Effect of change in tax rates	(1,919)	436
Inflation adjustment	(24,873)	(10,634)
Impact of foreign exchange	14,865	15,081
Changes in deferred tax assets not recognized	18,692	5,909
Mining taxes	7,636	4,656
Withholding taxes	8,148	3,670
Other items	(2,471)	(52)
Total income tax expense	$47,781	$37,402

Total income tax represented by:
Current income tax expense	$51,651	$38,818
Deferred tax recovery	(3,870)	(1,416)
	$47,781	$37,402

Schedule of Current and Deferred Taxes

	Years ended December 31,
	2021	2020
Current tax expense
Current taxes on profit for the year	$51,106	$38,603
Changes in estimates related to prior years	545	215
	$51,651	$38,818

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	$(985)	$(1,500)
Changes in estimates related to prior years	(638)	(396)
Effect of differences in tax rates	(328)	44
Effect of changes in tax rates	(1,919)	436
	$(3,870)	$(1,416)

Total tax expense	$47,781	$37,402

Schedule of Deferred Tax Assets and Liabilities

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Reclamation and closure cost obligation	$15,872	$13,080
Carried forward tax loss	4,192	17,729
Equipment and buildings	23,989	-
Accounts payable and accrued liabilities	19,370	16,437
Deductibility of resource taxes	3,085	3,414
Lease obligations	8,270	5,769
Other	1,153	127
Total deferred tax assets	$75,931	$56,556

Deferred tax liabilities:
Mineral properties	$(244,296)	$(55,134)
Mining and foreign withholding taxes	(4,523)	(4,862)
Equipment and buildings	-	(1,928)
Convertible debenture	(1,198)	(1,544)
Inflation	(10,163)	(11,210)
Inventory and other	(7,419)	(1,377)
Total deferred tax liabilities	$(267,599)	$(76,055)

Net deferred tax liabilities	$(191,668)	$(19,499)

	2021	2020
Classification:
Deferred tax assets	$-	$-
Deferred tax liabilities	(191,668)	(19,499)
Net deferred tax liabilities	$(191,668)	$(19,499)

	2021	2020
At January 1	$19,499	$20,915
Deferred income tax (recovery) expense through income statement	(3,870)	(1,416)
Deferred income tax expense through equity	176,039	-
At December 31	$191,668	$19,499

Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses

	December 31,	December 31,
	2021	2020
Unrecognized deductible temporary differences and unused tax losses:
Non capital losses	$136,072	$90,192
Provisions	11,657	14,488
Share issue costs	1,711	3,894
Mineral properties, plant and equipment	12,705	-
Lease obligation	863	555
Derivative liabilities	-	1,111
Capital losses	4,204	255
Investments in equity securities and associates	901	1,534
Unrecognized deductible temporary differences	$168,114	$112,029

	December 31,	December 31,
	2021	2020
Mexico	$204,283	$248,880
Peru	59,976	62,414
West Africa	114,559	-

Schedule of Tax Losses Expiry Dates

		December 31,		December 31,
	Year of expiry	2021	Year of expiry	2020
Canada	2026 - 2041	$150,015	2026 - 2039	$90,300
Argentina		-	2020 - 2024	68,900
Mexico	2021 - 2030	378	2021 - 2029	367
Peru		-		-